CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flow Statement [Abstract]
Receivables and other current assets	$ 7.8	$ 6.6	$ 10.1	$ (0.5)
Inventories and non-current ore stockpiles	(19.8)	1.9	(20.6)	7.4
Accounts payable and accrued liabilities	15.5	6.0	14.8	15.5
Movements in non-cash working capital items and non-current ore stockpiles	$ 3.5	$ 14.5	$ 4.3	$ 22.4